Investment Objectives and Goals - Innovator U.S. Equity Accelerated Plus ETF - October	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Innovator U.S. Equity Accelerated Plus ETF® – October
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that are three times those of the Underlying ETF, up to the upside cap of 16.83% (prior to taking into account management fees and other fees) while approximately matching Underlying ETF losses, over the period from October 1, 2026 through September 30, 2027.